Convertible Term Loan - Additional Information (Detail)		1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 08, 2020 USD ($) $ / shares	Sep. 30, 2019 USD ($) $ / shares shares	Jun. 30, 2020 USD ($) $ / shares shares	Jun. 30, 2019 USD ($)	Jun. 30, 2020 USD ($) $ / shares shares	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) Trading $ / shares shares	Dec. 31, 2018	Sep. 19, 2019 USD ($)
Debt Instrument [Line Items]
Long-term debt							$ 20,000,000
Expected life (in years)					5 years 10 months 24 days	6 years	5 years 10 months 24 days	5 years 10 months 24 days
Amount included in loss on extinguishment of convertible term loan			$ (1,207,000)		$ (1,207,000)
Pontifax [Member] | Common Stock Warrants [Member]
Debt Instrument [Line Items]
Incremental expense of warrant liabilities			$ 54,000,000
Warrants issued to purchase shares of common stock | shares		250,000	250,000		250,000		250,000
Exercise price | $ / shares	$ 2.08	$ 6.57					$ 6.57
Expected life (in years)		6 years			6 years		6 years
Fair value of equity		$ 600,000					$ 600,000
Amount included in loss on extinguishment of convertible term loan		$ 500,000
Convertible Term Loan [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage		8.00%
Debt instrument, payment terms							The Convertible Term Loan provides for interest-only payments for twenty-four months and repayment of the aggregate outstanding principal balance of the Convertible Term Loan in quarterly installments starting upon expiration of the interest only period and continuing through September 19, 2023 (the “Maturity Date”).
Debt instrument, convertible, threshold trading days | Day | Trading							30
Long-term debt		$ 20,000,000.0					$ 20,000,000.0		$ 20,000,000.0
Debt instrument, maturity date			Sep. 23, 2023				Sep. 19, 2023
Debt issuance cost			$ 400,000		$ 400,000		$ 400,000
Debt instrument, convertible, conversion price | $ / shares			$ 8.76		$ 8.76		$ 8.76
Prepayment charge percentage			3.00%		3.00%
Minimum cash balance maintained in accounts			$ 7,000,000.0		$ 7,000,000.0		$ 7,000,000.0
Additional interest rate upon occurrence of an event of default					4.00%		4.00%
Interest expense, debt			35,000	$ 0	$ 511,000	$ 0	$ 500,000
Convertible Term Loan [Member] | Prepayment Notice and Pay-Off Letter [Member]
Debt Instrument [Line Items]
Repayment of long-term debt	$ 20,000,000.0
Debt instrument prepayment fee			300,000		300,000
Unamortized debt issuance cost			400,000		400,000
Convertible Term Loan [Member] | Pontifax [Member]
Debt Instrument [Line Items]
Warrant costs			600,000		600,000
Convertible Term Loan [Member] | Pontifax [Member] | Prepayment Notice and Pay-Off Letter [Member]
Debt Instrument [Line Items]
Unamortized warrant costs			500,000		$ 500,000
Incremental expense of warrant liabilities			$ 54,000,000